Income Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) (Parenthetical)	Sep. 30, 2019 $ / shares shares
Private Warrants [Member]
Number of warrants	12,618,680
Public Warrants [Member]
Number of warrants	22,921,700
Successor [Member] | Private Warrants [Member]
Number of warrants	12,618,680
Warrants, price per share | $ / shares	$ 5.75
Successor [Member] | Public Warrants [Member]
Number of warrants	22,921,700
Warrants, price per share | $ / shares	$ 5.75